Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2013
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

7. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2013	2012
Traditional life insurance	$1,548,134	$1,519,650
Immediate fixed annuities	676,565	677,986
Accident and health insurance	1,324,268	1,217,648
Other	8,444	9,395

Total reserve for life-contingent contract benefits	$3,557,411	$3,424,679

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Immediate fixed annuities	1983 individual annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 0% to 8.8%	Present value of expected future benefits based on historical experience

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

As of December 31, contractholder funds consist of the following:

($ in thousands)	2013	2012
Interest-sensitive life insurance	$5,020,265	$4,814,410
Investment contracts:
Fixed annuities	7,803,892	9,201,641
Other investment contracts	299,958	239,793

Total contractholder funds	$13,124,115	$14,255,844

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges

Interest-sensitive life insurance	Interest rates credited range from 0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.6% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 6.0% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts:

Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities

	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Balance, beginning of year	$14,255,844	$15,489,624	$17,247,071
Deposits	1,109,108	1,070,374	1,007,316
Interest credited	524,801	406,805	576,331
Benefits	(353,687)	(473,329)	(459,991)
Surrenders and partial withdrawals	(1,880,495)	(1,703,966)	(2,412,295)
Contract charges	(601,609)	(558,519)	(513,068)
Net transfers from separate accounts	18,477	16,463	18,935
Other adjustments	51,676	8,392	25,325

Balance, end of year	$13,124,115	$14,255,844	$15,489,624

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	December 31,
($ in millions)	2013	2012
In the event of death
Separate account value	$877.0	$926.1
Net amount at risk(1)	$63.2	$101.6
Average attained age of contractholders	59 years	59 years

At annuitization (includes income benefit guarantees)
Separate account value	$170.5	$168.1
Net amount at risk(2)	$16.6	$29.6
Weighted average waiting period until annuitization options available	None	1 year

For cumulative periodic withdrawals
Separate account value	$21.8	$24.8
Net amount at risk(3)	$0.1	$0.2

Accumulation at specified dates
Separate account value	$151.1	$172.0
Net amount at risk(4)	$7.3	$13.7
Weighted average waiting period until guarantee date	6 years	7 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

As of December 31, 2013, liabilities for guarantees included reserves for variable annuity death benefits of $8.4 million, variable annuity income benefits of $8.7 million, variable annuity accumulation benefits of $9.0 million, variable annuity withdrawal benefits of $0.5 million and interest-sensitive life and fixed annuity guarantees of $281.8 million. As of December 31, 2012, liabilities for guarantees included reserves for variable annuity death benefits of $9.4 million, variable annuity income benefits of $19.5 million, variable annuity accumulation benefits of $18.0 million, variable annuity withdrawal benefits of $1.6 million and interest-sensitive life and fixed annuity guarantees of $200.7 million.